Other operating income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other operating income [Abstract]
Grants (Note 16)	$ 14,715	$ 14,751
Insurance proceeds and other	6,518	14,787
Total	21,233	29,538
Other operating expenses [Abstract]
Raw materials and consumables used	(1,932)	(2,208)
Leases and fees	(654)	(660)
Operation and maintenance	(37,117)	(26,791)
Independent professional services	(7,634)	(10,444)
Supplies	(6,005)	(5,587)
Insurance	(10,515)	(9,204)
Levies and duties	(9,666)	(8,904)
Other expenses	(1,747)	(2,017)
Total	$ (75,270)	$ (65,815)